ACCOUNTS RECEIVABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Derivative assets	$302	$124
Accounts receivable - net of expected credit loss of $69 million (December 31, 2022 - $63 million)	1,447	787
Restricted cash	339	342
Prepaid expenses	272	405
Inventory	334	176
Other current assets	566	342
Total accounts receivable and other	$3,260	$2,176